Provisions - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Due within one year	€ 480	€ 547
Due after one year	611	583
Total provisions	€ 1,091	€ 1,130